Summary of significant accounting policies (Details 1) - $ / perunit		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
US Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		748.74	694.77	614.75
Euros [Member]
Statement [Line Items]
Closing foreign exchange rate		839.58	794.75	739.15
Argentinean Pesos [Member]
Statement [Line Items]
Closing foreign exchange rate		12.50	18.43	32.96
Uruguayan Peso [Member]
Statement [Line Items]
Closing foreign exchange rate		20.07	21.44	21.34
Canadian Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		573.26	509.62	491.05
Sterling Pound [Member]
Statement [Line Items]
Closing foreign exchange rate		983.24	882.36	832.09
Paraguayan Guarani [Member]
Statement [Line Items]
Closing foreign exchange rate		0.12	0.12	0.11
Swiss Franc [Member]
Statement [Line Items]
Closing foreign exchange rate		773.81	706.00	631.16
Bolivians [Member]
Statement [Line Items]
Closing foreign exchange rate		107.58	101.28	89.61
Australian Dollar [Member]
Statement [Line Items]
Closing foreign exchange rate		524.25	489.17	480.31
Danish Krone [Member]
Statement [Line Items]
Closing foreign exchange rate		112.41	106.44	99.31
Brazilian Real [Member]
Statement [Line Items]
Closing foreign exchange rate		186.51	179.59	185.64
Unidades de Fomento [Member]
Statement [Line Items]
Closing foreign exchange rate	[1]	28,309.94	27,565.79	26,798.14
Colombian Peso [Member]
Statement [Line Items]
Closing foreign exchange rate		0.23	0.21	0.21
Unidad de indexada [Member]
Statement [Line Items]
Closing foreign exchange rate	[2]	87.98	86.19	79.62

[1]	The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous months inflation rate.
[2]	The Unidad Indexada (UI) is a Uruguay inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous months inflation rate.